Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.3%
6,180	iShares Core S&P 500 ETF	$2,662,468	1.9
12,033	iShares Russell 2000 ETF	2,632,219	1.9
46,158	Vanguard Value ETF	6,248,408	4.5

	Total Exchange-Traded Funds
	(Cost $9,283,446)	11,543,095	8.3

MUTUAL FUNDS: 91.7%
	Affiliated Investment Companies: 91.7%
1,393,473	Voya High Yield Bond Fund - Class R6	11,259,264	8.1
2,547,870	Voya Intermediate Bond Fund - Class R6	26,319,493	19.0
105,529	Voya Large-Cap Growth Fund - Class R6	6,652,571	4.8
270,583	Voya Limited Maturity Bond Portfolio - Class I	2,746,421	2.0
232,784	Voya MidCap Opportunities Portfolio - Class R6	4,222,702	3.0
168,586	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,442,816	1.8
481,228	Voya Multi-Manager International Equity Fund - Class I	6,650,569	4.8
371,831	Voya Multi-Manager International Factors Fund - Class I	4,086,425	2.9
356,401	Voya Multi-Manager Mid Cap Value Fund - Class I	4,077,229	2.9
510,494	Voya U.S. Bond Index Portfolio - Class I	5,518,435	4.0
2,262,696	Voya U.S. Stock Index Portfolio - Class I	45,050,282	32.5
36,302	VY® T. Rowe Price Growth Equity Portfolio - Class I	4,124,964	3.0
304,907	Voya Large Cap Value Portfolio - Class R6	4,070,507	2.9

	Total Mutual Funds
	(Cost $108,796,881)	127,221,678	91.7

Total Investments in Securities (Cost $118,080,327)	$138,764,773	100.0
Liabilities in Excess of Other Assets	(14,767)	–
Net Assets	$138,750,006	100.0

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$11,543,095	$–	$–	$11,543,095
Mutual Funds	127,221,678	–	–	127,221,678
Total Investments, at fair value	$138,764,773	$–	$–	$138,764,773

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 09/30/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$10,457,305	$1,443,838	$(682,929)	$41,050	$11,259,264	$411,276	$(2)	$-
Voya Intermediate Bond Fund - Class R6	22,029,769	6,494,170	(1,625,005)	(579,441)	26,319,493	547,142	(47,040)	-
Voya Large Cap Value Portfolio - Class R6	-	4,369,478	(308,721)	9,750	4,070,507	4,421	1,632	47,577
Voya Large-Cap Growth Fund - Class R6	8,754,594	1,557,872	(4,073,317)	413,422	6,652,571	-	802,996	-
Voya Limited Maturity Bond Portfolio - Class I	2,581,439	356,904	(171,296)	(20,626)	2,746,421	37,063	(564)	-
Voya MidCap Opportunities Portfolio - Class R6	2,741,184	1,980,335	(232,299)	(266,518)	4,222,702	-	85,893	535,897
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,434,029	2,933,231	(5,480,072)	(444,372)	2,442,816	-	572,507	-
Voya Multi-Manager International Equity Fund - Class I	6,715,572	337,089	(662,888)	260,796	6,650,569	-	37,799	-
Voya Multi-Manager International Factors Fund - Class I	4,014,462	134,207	(336,224)	273,980	4,086,425	-	14,000	-
Voya Multi-Manager Mid Cap Value Fund - Class I	2,685,974	1,340,133	(403,891)	455,013	4,077,229	-	4,083	-
Voya U.S. Bond Index Portfolio - Class I	6,462,460	797,046	(1,495,857)	(245,214)	5,518,435	103,930	(45,001)	63,910
Voya U.S. High Dividend Low Volatility Fund - Class R6	3,895,585	423,422	(3,838,331)	(480,676)	-	29,858	937,119	-
Voya U.S. Stock Index Portfolio - Class I	39,646,790	9,272,897	(5,032,024)	1,162,619	45,050,282	-	922,491	3,821,279
VY® T. Rowe Price Growth Equity Portfolio - Class I	-	4,614,924	(56,964)	(432,996)	4,124,964	-	(4,023)	323,065
	$115,419,163	$36,055,546	$(24,399,818)	$146,787	$127,221,678	$1,133,690	$3,281,890	$4,791,728

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $119,890,406.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$19,348,277
Gross Unrealized Depreciation	(473,910)

Net Unrealized Appreciation	$18,874,367